UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes           New York, NY                  05/15/07
       ------------------------   ------------------------------  ---------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        112
                                               -------------

Form 13F Information Table Value Total:        $109,468
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
---------          ------------              -----------------------------



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                                                                                       Form 13F Information Table

                   COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5               COLUMN 6  COLUMN 7 COLUMN 8
                   --------         --------    --------  --------  --------               --------  -------- --------
                                                                    -------- ------ -----                     ------  --------- ----
                                    TITLE OF               Value    Shrs or   SH/   PUT/  Investment  Other   Voting  Authority
                NAME OF ISSUER       CLASS      CUSIP    (X$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE     SHARED  NONE
                --------------   -------------  -----    --------   -------   ---   ----  ---------- --------  ----     ------  ----

A C MOORE ARTS & CRAFTS INC           COM       00086T103      726   34,000    SH             SOLE            34,000
ABBOTT LABS                           COM       002824100      992   17,785    SH             SOLE            17,785
ADOBE SYS INC                         COM       00724F101      457   10,970    SH             SOLE            10,970
ALLERGAN INC                          COM       018490102      939    8,475    SH             SOLE             8,475
ALLIANT TECHSYSTEMS INC               COM       018804104      991   11,273    SH             SOLE            11,273
AMAZON COM INC                        COM       023135106    1,062   26,690    SH             SOLE            26,690
AMERICAN ORIENTAL BIOENGR IN          COM       028731107       94   10,000    SH             SOLE            10,000
AMGEN INC                             COM       031162100      680   12,171    SH             SOLE            12,171
APPLE INC                             COM       037833100    1,645   17,700    SH             SOLE            17,700
APPLIED MATLS INC                     COM       038222105      240   13,100    SH             SOLE            13,100
ATLAS PIPELINE PARTNERS LP        UNIT L P INT  049392103      479   10,000    SH             SOLE            10,000
BANK NEW YORK INC                     COM       064057102      377    9,300    SH             SOLE             9,300
BERKSHIRE HATHAWAY INC DEL            CL B      084670207    1,077      296    SH             SOLE               296
BOEING CO                             COM       097023105    1,351   15,200    SH             SOLE            15,200
BP PLC                           SPONSORED ADR  055622104      818   12,628    SH             SOLE            12,628
BROADCOM CORP                         CL A      111320107    1,055   32,900    SH             SOLE            32,900
CARNIVAL CORP                      PAIRED CTF   143658300      854   18,225    SH             SOLE            18,225
CATERPILLAR INC DEL                   COM       149123101    1,203   17,950    SH             SOLE            17,950
CELGENE CORP                          COM       151020104    1,189   22,660    SH             SOLE            22,660
CHEESECAKE FACTORY INC                COM       163072101      990   37,158    SH             SOLE            37,158
CHEVRON CORP NEW                      COM       166764100    1,584   21,418    SH             SOLE            21,418
CHUBB CORP                            COM       171232101      940   18,200    SH             SOLE            18,200
CISCO SYS INC                         COM       17275R102    1,673   65,534    SH             SOLE            65,534
COGNIZANT TECHNOLOGY SOLUTIO          CL A      192446102      450    5,100    SH             SOLE             5,100
CONOCOPHILLIPS                        COM       20825C104      564    8,250    SH             SOLE             8,250
CONSOLIDATED EDISON INC               COM       209115104      460    9,000    SH             SOLE             9,000
CORNING INC                           COM       219350105      921   40,500    SH             SOLE            40,500
COSTCO WHSL CORP NEW                  COM       22160K105      334    6,200    SH             SOLE             6,200
CROCS INC                             COM       227046109      992   21,000    SH             SOLE            21,000
CSX CORP                              COM       126408103    1,822   45,500    SH             SOLE            45,500
CTRIP COM INTL LTD                    ADR       22943F100    1,433   21,400    SH             SOLE            21,400
DEERE & CO                            COM       244199105    1,304   12,000    SH             SOLE            12,000
EATON CORP                            COM       278058102      292    3,500    SH             SOLE             3,500
EBAY INC                              COM       278642103    1,095   33,026    SH             SOLE            33,026
ELECTRONIC ARTS INC                   COM       285512109    1,784   35,425    SH             SOLE            35,425
EMERSON ELEC CO                       COM       291011104      879   20,400    SH             SOLE            20,400
ENBRIDGE ENERGY PARTNERS L P          COM       29250R106      586   10,500    SH             SOLE            10,500
ENCANA CORP                           COM       292505104      406    8,025    SH             SOLE             8,025
EVERGREEN SOLAR INC                   COM       30033R108      102   10,500    SH             SOLE            10,500
EVERGREEN UTLS & HIGH INCM F          COM       30034Q109      408   14,500    SH             SOLE            14,500
EXXON MOBIL CORP                      COM       30231G102    3,156   41,831    SH             SOLE            41,831
FEDEX CORP                            COM       31428X106    1,085   10,100    SH             SOLE            10,100
GABELLI GLOBAL GLD NAT RES & IN  COM SH BEN INT 36244N109      798   30,050    SH             SOLE            30,050
GENENTECH INC                       COM NEW     368710406      922   11,225    SH             SOLE            11,225
GENERAL ELECTRIC CO                   COM       369604103    2,778   78,558    SH             SOLE            78,558
GILEAD SCIENCES INC                   COM       375558103      885   11,550    SH             SOLE            11,550
GOLDMAN SACHS GROUP INC               COM       38141G104    1,942    9,400    SH             SOLE             9,400
GOOGLE INC                            CL A      38259P508    3,416    7,455    SH             SOLE             7,455
HARLEY DAVIDSON INC                   COM       412822108    1,766   30,063    SH             SOLE            30,063
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101      857   13,300    SH             SOLE            13,300
HERSHEY CO                            COM       427866108    1,436   26,274    SH             SOLE            26,274
HESS CORP                             COM       42809H107    1,409   25,400    SH             SOLE            25,400
HOME DEPOT INC                        COM       437076102      369   10,035    SH             SOLE            10,035
ILLINOIS TOOL WKS INC                 COM       452308109      918   17,800    SH             SOLE            17,800
INGERSOLL-RAND COMPANY LTD            CL A      G4776G101      781   18,000    SH             SOLE            18,000
INTEL CORP                            COM       458140100      867   45,300    SH             SOLE            45,300
JP MORGAN CHASE & CO                  COM       46625H100      866   17,900    SH             SOLE            17,900
JOHNSON & JOHNSON                     COM       478160104    2,947   48,900    SH             SOLE            48,900
JUNIPER NETWORKS INC                  COM       48203R104      364   18,495    SH             SOLE            18,495
KIMCO REALTY CORP                     COM       49446R109    1,668   34,220    SH             SOLE            34,220
L-3 COMMUNICATIONS HLDGS INC          COM       502424104    1,088   12,438    SH             SOLE            12,438
LEGG MASON INC                        COM       524901105      942   10,000    SH             SOLE            10,000
LEHMAN BROS HLDGS INC                 COM       524908100    1,027   14,660    SH             SOLE            14,660
MAGELLAN MIDSTREAM PARTNERS LP   COM UNIT RP LP 559080106      398    8,500    SH             SOLE             8,500
MAGNA INTL INC                        CL A      559222401      533    7,100    SH             SOLE             7,100
MARVELL TECHNOLOGY GROUP LTD          ORD       G5876H105      447   26,600    SH             SOLE            26,600
MERRILL LYNCH & CO INC                COM       590188108    4,508   55,200    SH             SOLE            55,200
MICROCHIP TECHNOLOGY INC              COM       595017104      348    9,787    SH             SOLE             9,787
MICROSOFT CORP                        COM       594918104    2,234   80,160    SH             SOLE            80,160
MOTOROLA INC                          COM       620076109      917   51,900    SH             SOLE            51,900
MURPHY OIL CORP                       COM       626717102      609   11,400    SH             SOLE            11,400
NEWS CORP                             CL B      65248E203      279   11,400    SH             SOLE            11,400
NOKIA CORP                       SPONSORED ADR  654902204      423   18,442    SH             SOLE            18,442
NORTHERN TR CORP                      COM       665859104    1,058   17,600    SH             SOLE            17,600
NORTHROP GRUMMAN CORP                 COM       666807102      309    4,170    SH             SOLE             4,170
NYSE GROUP INC                        COM       62949W103      994   10,600    SH             SOLE            10,600
OCEANEERING INTL INC                  COM       675232102      670   15,900    SH             SOLE            15,900
OGE ENERGY CORP                       COM       670837103    1,040   26,800    SH             SOLE            26,800
ONEOK PARTNERS LP                UNIT LTD PARTN 68268N103      439    6,500    SH             SOLE             6,500
PAN AMERICAN SILVER CORP              COM       697900108      681   23,000    SH             SOLE            23,000
PENN VA RES PARTNERS L                COM       707884102      391   14,000    SH             SOLE            14,000
PEPSICO INC                           COM       713448108    1,112   17,500    SH             SOLE            17,500
PROCTER & GAMBLE CO                   COM       742718109    2,173   34,398    SH             SOLE            34,398
PROSPERITY BANCSHARES INC             COM       743606105      438   12,600    SH             SOLE            12,600
QUALCOMM INC                          COM       747525103    1,366   32,025    SH             SOLE            32,025
RAYTHEON CO                         COM NEW     755111507    1,089   20,750    SH             SOLE            20,750
RF MICRODEVICES INC                   COM       749941100       81   13,000    SH             SOLE            13,000
SALESFORCE COM INC                    COM       79466L302      852   19,900    SH             SOLE            19,900
SCHLUMBERGER LTD                      COM       806857108    2,660   38,500    SH             SOLE            38,500
SCRIPPS E W CO OHIO                   CL A      811054204      643   14,400    SH             SOLE            14,400
SEARS HLDGS CORP                      COM       812350106      324    1,800    SH             SOLE             1,800
SIRIUS SATELLITE RADIO INC            COM       82966U103       38   12,000    SH             SOLE            12,000
SMITH INTL INC                        COM       832110100    1,148   23,900    SH             SOLE            23,900
SOUTHERN COPPER CORP                  COM       84265V105      770   10,750    SH             SOLE            10,750
STATE STR CORP                        COM       857477103      965   14,900    SH             SOLE            14,900
SUN MICROSYSTEMS INC                  COM       866810104      150   25,000    SH             SOLE            25,000
SVB FINL GROUP                        COM       78486Q101      320    6,581    SH             SOLE             6,581
TARGET CORP                           COM       87612E106      507    8,549    SH             SOLE             8,549
TEEKAY SHIPPING MARSHALL ISL          COM       Y8564W103      920   17,000    SH             SOLE            17,000
TEREX CORP NEW                        COM       880779103      782   10,900    SH             SOLE            10,900
TEXAS INSTRS INC                      COM       882508104      653   21,700    SH             SOLE            21,700
TIME WARNER INC                       COM       887317105      681   34,525    SH             SOLE            34,525
TRANSOCEAN INC                        ORD       G90078109      903   11,050    SH             SOLE            11,050
UCBH HOLDINGS INC                     COM       90262T308    1,171   62,900    SH             SOLE            62,900
UNION PAC CORP                        COM       907818108      203    2,000    SH             SOLE             2,000
UNITED PARCEL SERCVICE INC            CL B      911312106    1,255   17,900    SH             SOLE            17,900
UNITED TECHNOLOGIES CORP              COM       913017109      898   13,816    SH             SOLE            13,816
UNITEDHEALTH GROUP INC                COM       91324P102      424    8,000    SH             SOLE             8,000
WACHOVIA CORP 2ND NEW                 COM       929903102      523    9,500    SH             SOLE             9,500
WELLS FARGO & CO NEW                  COM       949746101    1,163   33,780    SH             SOLE            33,780
WYETH                                 COM       983024100      245    4,900    SH             SOLE             4,900
YAHOO INC                             COM       984332106    1,198   38,295    SH             SOLE            38,295

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